Short-term and long-term borrowings - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
7.25% SPD Silicon Valley Bank loan Term loan I due on 30 March 2018
Short-term Debt [Line Items]
Principal Amount	¥ 9,944	¥ 9,944
Interest rate per annum	7.25%	7.25%
7.50% SPD Silicon Valley Bank loan Revolving loan II due on December 31, 2018 and June 28, 2019
Short-term Debt [Line Items]
Principal Amount	¥ 9,945	¥ 9,945
Interest rate per annum	7.50%	7.50%
4.35% SPD Silicon Valley Bank loan Secured loan III due on December 28, 2018
Short-term Debt [Line Items]
Principal Amount	¥ 10,000	¥ 10,000
Interest rate per annum	4.35%	4.35%